Schedule of reconciliation between tax expense and corporate tax rate (Details) (Parenthetical)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Statutory tax rate	17.00%	17.00%